SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the useful life of the asset

SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2022	2021	2020
Net loss	21,676	15,036	15,375
Basic and diluted loss per Ordinary Share (in USD)	(0.07)	(0.05)	(0.07)
Basic and diluted loss per ADS (in USD)	(0.35)	(0.25)	(0.35)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	322,817	321,356	219,913
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	64,563	64,271	43,983